Label	Element	Value
Deferred income	ifrs-full_DeferredIncome	€ 43,973,000
Deferred income	ifrs-full_DeferredIncome	89,112,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	28,716,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	51,635,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	36,047,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	29,519,000
Collaboration Liabilities	inpha_CollaborationLiabilities	21,304,000
Collaboration Liabilities	inpha_CollaborationLiabilities	46,686,000
Change In Working Capital	inpha_ChangeInWorkingCapital	68,543,000
Change In Working Capital	inpha_ChangeInWorkingCapital	€ 117,746,000